Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2025		Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Denominator:
Weighted average shares outstanding (in Shares)	1,269,255		1,206,205			1,269,255			1,206,205	676,659	675,281
Basic net income per ordinary shares (in Dollars per share)	$ (7.31)		$ (2.33)			$ (17.16)			$ (7.9)	$ (16.97)	$ (20.6)
Class A Ordinary Shares
Numerator:
Allocation of net income								$ 2,325,597
Denominator:
Weighted average shares outstanding (in Shares)								11,372,694
Basic net income per ordinary shares (in Dollars per share)								$ 0.2
Class A Ordinary Shares | HCM II Acquisition Corp
Numerator:
Allocation of net income	$ 1,542,271		$ 694,846		$ 498,886	$ 2,575,092
Denominator:
Weighted average shares outstanding (in Shares)	23,000,000		10,615,385		5,396,648	23,000,000		11,372,694
Basic net income per ordinary shares (in Dollars per share)	$ 0.07		$ 0.07		$ 0.09	$ 0.11		$ 0.2
Class B Ordinary Shares
Numerator:
Allocation of net income								$ 1,083,191
Denominator:
Weighted average shares outstanding (in Shares)								5,297,048
Basic net income per ordinary shares (in Dollars per share)								$ 0.2
Class B Ordinary Shares | HCM II Acquisition Corp
Numerator:
Allocation of net income	$ 385,568		$ 376,375		$ 519,672	$ 643,773
Denominator:
Weighted average shares outstanding (in Shares)	5,750,000	[1]	5,750,000	[1]	5,621,508 [1]	5,750,000	[1]	5,297,048
Basic net income per ordinary shares (in Dollars per share)	$ 0.07		$ 0.07		$ 0.09	$ 0.11		$ 0.2

[1]	Excludes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.